Commitments and Contingencies (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended			12 Months Ended					12 Months Ended								1 Months Ended	0 Months Ended				1 Months Ended		0 Months Ended		12 Months Ended		12 Months Ended
	Mar. 26, 2012	Oct. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Leumi L'Israel [Member]	Dec. 31, 2011 Leumi L'Israel [Member]	Oct. 31, 2010 Leumi L'Israel [Member]	Sep. 30, 2010 Leumi L'Israel [Member]	Aug. 31, 2010 Leumi L'Israel [Member]	Dec. 31, 2012 Mizrahi [Member]	Dec. 31, 2011 Mizrahi [Member]	Aug. 31, 2011 Mizrahi [Member]	Dec. 31, 2011 Printar And Sela Acquisition [Member]	Dec. 31, 2011 Printar [Member]	Dec. 31, 2010 Printar [Member]	Dec. 31, 2011 Sela Acquisition [Member]	Dec. 31, 2010 Sela Acquisition [Member]	Jul. 31, 2005 Orbotech Ltd [Member]	Mar. 26, 2012 Rudolph [Member]	Jan. 07, 2011 Rudolph [Member]	Aug. 28, 2009 Rudolph [Member]	Mar. 06, 2009 Rudolph [Member]	Aug. 31, 2011 Rudolph [Member]	Dec. 31, 2012 Rudolph [Member]	Mar. 09, 2011 Rudolph [Member] Unspecified Attorney Fees [Member]	Nov. 01, 2010 Fish And Richardson PC [Member] Unspecified Attorney Fees [Member]	Dec. 31, 2011 OCS [Member]	Dec. 31, 2010 OCS [Member]	Dec. 31, 2012 OCS [Member] Printar And Sela Acquisition [Member]	Dec. 31, 2012 OCS [Member] Printar [Member]	Dec. 31, 2011 OCS [Member] Printar [Member]	Dec. 31, 2010 OCS [Member] Printar [Member]	Dec. 31, 2009 OCS [Member] Printar [Member]	Dec. 31, 2012 OCS [Member] Sela Acquisition [Member]	Dec. 31, 2011 OCS [Member] Sela Acquisition [Member]	Dec. 31, 2010 OCS [Member] Sela Acquisition [Member]
Commitments And Contingencies [Line Items]
Amount of claim filed against the company																		$ 4,100,000							$ 1,200,000	$ 2,250,000
Litigation awarded value	1,291,892																		1,292,000				8,023,000
Damages paid, value																				646,000		6,800,000
Attorney fees																			71,000
Prejudgment interest paid, amount																					1,200,000
Possible range of loss, minimum																			0					0
Possible range of loss, maximum																			8,200,000					650,000
Long-term debt			3,792,000			1,200,000			1,300,000			2,000,000
Short-term loan						1,500,000	677,000	677,000	1,400,000			1,500,000
Long-term deposit (Note 7)			729,000			5,200,000
Factoring facilities									1,300,000
Bank guarantee									8,925,000
Bank covenant agreement, required adjusted shareholders equity, minimum amount						40,000,000					40,000,000
Bank covenant agreement, maximum percent of debt to open receivables ratio					70.00%
Bank covenant agreement, ratio of customers balances and cash balances, minimum percent required										150.00%
Bank covenant agreement, ratio of company's credit facilities, maximum percent										20.00%
Bank covenant agreement, minimum percent of total balance sheet					50.00%					40.00%
Bank covenant agreement, required annual sales, minimum amount						60,000,000
Bank covenant agreement, required cash, minimum amount						11,500,000
Percent of sales derived from research and development, committed amount payable																											3.50%		3.50%
Threshold for cash transferred						1,000,000
Liability			9,901,000	9,039,000									4,029,000															598,000	4,917,000
Grants received including interest accrued														5,450,000	5,400,000	2,750,000	3,000,000													5,660,000	5,450,000	598,000	598,000	2,590,000	2,750,000
Liabilities recorded at fair value			5,303,000	7,421,000																											2,643,000	2,274,000			1,871,000	1,856,000
Royalty rate to be paid																											690,000
Outstanding purchase commitments for inventory components			0	13,256,000
Appeal bond, amount		$ 729,000